Shareholders' Equity (Details) - Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Options Outstanding
Beginning balance	1,661,466	243,182	174,282
Issued	1,100,000	1,452,880	68,900
Cancelled	(140,589)	(34,596)
Ending balance	2,620,877	1,661,466	243,182
Outstanding vested	697,960	488,573
Outstanding Exercisable	697,960	488,573
Weighted Average Remaining Term (Years)
Outstanding Beginning	9 years 1 month 20 days	8 years 11 months 4 days	9 years 6 months
Issued		10 years	10 years
Cancelled		8 years 4 months 6 days
Outstanding Ending	8 years 5 months 27 days	9 years 1 month 20 days	8 years 11 months 4 days
Outstanding Ending, vested	7 years 1 month 13 days	8 years 3 months 19 days
Outstanding Ending, Exercisable	7 years 1 month 13 days	8 years 3 months 19 days
Weighted Average Exercise Price
Beginning balance	$ 3.38	$ 4.88	$ 5.70
Issued	1.44	3.19	2.80
Cancelled	3.30	5.70
Ending balance	$ 2.57	$ 3.38	4.88
Outstanding vested	3.50	3.66
Outstanding exercisable	3.50	3.66
Weighted Average Fair Value at Issue
Beginning balance	$ 2.38	$ 4.09	4.84
Issued	1.13	2.21	2.21
Cancelled	2.54	4.23
Ending balance	1.84	2.38	$ 4.09
Outstanding, vested	2.57	2.73
Outstanding, exercisable	$ 2.57	$ 2.73